Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 5,938	$ 20,523		$ 22,076
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Vesting period	3 years	3 years
Operating lease right-of-use assets	$ 12,985		$ 10,100
Present value of operating lease liabilities	$ 13,244		10,200
Accounting Standards Update 2016-02 | Minimum | Subsequent Event
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets			8,000
Present value of operating lease liabilities			8,000
Accounting Standards Update 2016-02 | Maximum | Subsequent Event
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets			11,000
Present value of operating lease liabilities			$ 11,000